Schedule of right of use asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	R$ 132,521	R$ 92,831
Additions	98,265	103,571
Remeasurement Adjustment	13,615	1,406
Amortization	(49,748)	(51,489)
Loss on disposal	(14,460)	(2,551)
Reclassification	23,863	(11,247)
Initial adoption on end	204,056	132,521
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	23,384	40,155
Additions	87,921	5,319
Remeasurement Adjustment	10,748	75
Amortization	(10,053)	(18,433)
Loss on disposal	(13,079)	(2,551)
Reclassification	22,008	(1,181)
Initial adoption on end	120,929	23,384
Vehicles [member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	90,316	46,400
Additions	7,920	79,455
Remeasurement Adjustment	2,255	1,331
Amortization	(33,000)	(28,176)
Loss on disposal	(142)
Reclassification	484	(8,694)
Initial adoption on end	67,833	90,316
Equipments [Member]
IfrsStatementLineItems [Line Items]
Initial adoption on beginning	18,821	6,276
Additions	2,424	18,797
Remeasurement Adjustment	612
Amortization	(6,695)	(4,880)
Loss on disposal	(1,239)
Reclassification	1,371	(1,372)
Initial adoption on end	R$ 15,294	R$ 18,821